Finance result, net (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Finance result, net
Interests income	SFr 13,349	SFr 204	SFr 37,175	SFr 299
Interests cost	(93)	(7,574)	(93)	(24,369)
Interests expense on leases	(3,735)	(4,758)	(9,655)	(10,377)
Foreign exchange loss net	(137,897)	(116,909)	(163,467)	(155,740)
Finance result	SFr (128,376)	SFr (129,037)	SFr (136,040)	SFr (190,187)